Vanguard Total International Stock Index Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	8.56%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	32.05%	7.87%	8.44%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.92%	7.01%	7.63%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.49%	5.97%	6.64%